Equity and Other Equity Items - Disclosure of Classes of Share Capital (Detail) - Common stock issued [Member] - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of year	16,314,987,460	16,314,987,460	16,314,987,460
Changes during the year	(520,000,000)	0	0
Balance at end of year	15,794,987,460	16,314,987,460	16,314,987,460